REVENUE AND CONTRACT BALANCES, Contract Assets and Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
REVENUE AND CONTRACT BALANCES [Abstract]
Contract assets	$ 0.0		$ 0.0
Contract liabilities	119.9		$ 144.3
Deferred revenues	$ 33.1	$ 29.2